Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard New Jersey Tax-Free Funds
Entity Central Index Key	0000821404
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000007965
Shareholder Report [Line Items]
Fund Name	New Jersey Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VNJUX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 2,423,000,000
Holdings Count | Holding	909
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$2,423
Number of Portfolio Holdings	909
Portfolio Turnover Rate	19%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	7.3%
1 to 3 Years	4.3%
3 to 5 Years	4.0%
5 to 10 Years	13.3%
10 to 20 Years	38.5%
20 to 30 Years	29.5%
Greater than 30 Years	4.0%
Other Assets and Liabilities — Net	(0.9%)

Material Fund Change [Text Block]
C000007964
Shareholder Report [Line Items]
Fund Name	New Jersey Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VNJTX
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Additional Information Phone Number	1-800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 2,423,000,000
Holdings Count | Holding	909
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$2,423
Number of Portfolio Holdings	909
Portfolio Turnover Rate	19%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	7.3%
1 to 3 Years	4.3%
3 to 5 Years	4.0%
5 to 10 Years	13.3%
10 to 20 Years	38.5%
20 to 30 Years	29.5%
Greater than 30 Years	4.0%
Other Assets and Liabilities — Net	(0.9%)

Material Fund Change [Text Block]